Share-based payments - Schedule of Expense from Equity (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Expense for the year	€ 2,777	€ 2,161
OSA
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Expense for the year	1,178	1,273
AGA
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Expense for the year	€ 1,599	€ 888